Stock-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Exercise of stock options
Intrinsic value of options exercised	$ 3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	$ (1)